As filed with the U.S. Securities and Exchange Commission on April 21, 2017
Securities Act File No. 333-174323
Investment Company Act File No. 811-22558
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Check appropriate box or boxes
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 25	[X]

Brookfield Investment Funds
(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 549-8408

Brian F. Hurley, Esq.
Brookfield Investment Management Inc.
Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:

Alexis I. Rieger, Esq.	Michael R. Rosella, Esq.
Brookfield Investment Management Inc.	Paul Hastings LLP
Brookfield Place 250 Vesey Street	200 Park Avenue New York, New York 10166
New York, New York 10281-1023

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2017 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on July 15, 2015 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 22 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 23, 2017, and pursuant to Rule 485(a)(1) would have become effective on April 24, 2017.

This Post-Effective Amendment No. 23 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 23 incorporates by reference the information contained in Parts A, B and C of the Amendment.